EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

November 30, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 100.3%

Argentina — 0.1%
Consumer Discretionary — 0.1%
Despegar.com(A)*	26,612	$476,089

Brazil — 14.5%
Consumer Discretionary — 8.5%
Magazine Luiza*	167,020	247,566
MercadoLibre*	15,776	31,318,042
		31,565,608

Financials — 6.0%
Inter	115,505	531,227
NU Holdings, Cl A*	1,434,640	17,976,039
Pagseguro Digital, Cl A*	97,372	714,710
StoneCo, Cl A*	123,750	1,173,150
XP, Cl A	170,221	2,304,792
		22,699,918
		54,265,526
China — 41.2%
Communication Services — 13.6%
Baidu, Cl A*	619,254	6,469,836
Bilibili, Cl Z*	75,856	1,452,480
China Literature*	105,600	384,047
China Ruyi Holdings*	1,624,799	428,043
Hello Group ADR	38,791	261,063
iQIYI ADR*	124,593	269,121
Kanzhun ADR	89,592	1,209,492
Kingsoft	244,400	986,200
Kuaishou Technology, Cl B*	709,300	4,393,503
Meitu	736,500	274,476
NetEase	480,180	8,293,488
Tencent Holdings	471,492	24,115,223
Tencent Music Entertainment Group ADR	231,869	2,645,625
		51,182,597

Consumer Discretionary — 24.8%
Alibaba Group Holding	2,263,698	24,334,270
JD.com, Cl A	682,894	12,619,614
Meituan, Cl B*	1,404,179	30,441,878
PDD Holdings ADR*	144,668	13,969,142
Tongcheng Travel Holdings	322,400	786,367
Trip.com Group*	151,261	9,884,434
Vipshop Holdings ADR	90,832	1,254,390
		93,290,095
Description	Shares	Fair Value
China — continued
Consumer Staples — 0.5%
Alibaba Health Information Technology*	1,356,000	$636,043
JD Health International*	276,350	1,006,808
		1,642,851

Financials — 0.5%
Qifu Technology ADR	40,121	1,529,011
ZhongAn Online P&C Insurance, Cl H*	228,000	369,181
		1,898,192

Industrials — 0.6%
Full Truck Alliance ADR	227,416	2,276,434

Information Technology — 0.2%
Kingdee International Software Group*	779,000	876,951

Real Estate — 1.0%
KE Holdings, Cl A(A)	560,842	3,589,250
Phoenix Tree Holdings ADR(A)(B)*	179,833	—
		3,589,250
		154,756,370
Hong Kong — 0.5%
Financials — 0.5%
Futu Holdings ADR*	23,351	2,036,908

India — 17.2%
Communication Services — 0.8%
Info Edge India	33,201	3,243,744

Consumer Discretionary — 4.0%
FSN E-Commerce Ventures*	506,906	1,032,214
Jubilant Foodworks	178,918	1,364,813
MakeMyTrip*	29,843	3,424,186
Zomato*	2,744,736	9,087,591
		14,908,804

Energy — 6.5%
Reliance Industries	1,592,510	24,354,234

Financials — 5.9%
Angel One	18,122	621,344
Bajaj Finance	130,153	10,129,126

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

November 30, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
India — continued
Financials — continued
Indian Energy Exchange	357,473	$745,396
Jio Financial Services*	1,545,485	6,005,710
One 97 Communications*	137,637	1,468,872
PB Fintech*	141,960	3,181,893
		22,152,341
		64,659,123

Indonesia — 0.5%
Consumer Discretionary — 0.5%
GoTo Gojek Tokopedia, Cl A*	397,803,500	1,782,521

Japan — 0.7%
Communication Services — 0.7%
Nexon	193,100	2,646,711

Kazakhstan — 2.6%
Financials — 2.6%
Kaspi.KZ JSC ADR	93,087	9,904,457

Poland — 1.2%
Communication Services — 0.4%
CD Projekt(A)	31,012	1,275,778

Consumer Discretionary — 0.8%
Allegro.eu*	274,886	1,945,814
CCC*	24,741	1,264,945
		3,210,759
		4,486,537
Russia — 0.0%
Communication Services — 0.0%
VK GDR(B)*	117,354	1,173

Singapore — 9.0%
Communication Services — 7.6%
Sea ADR*	248,927	28,327,893

Industrials — 1.4%
Grab Holdings, Cl A*	1,058,281	5,291,405
		33,619,298
South Africa — 3.1%
Communication Services — 0.2%
MultiChoice Group*	137,689	817,883
Description	Shares	Fair Value
South Africa — continued
Consumer Discretionary — 2.9%
Naspers, Cl N	47,775	$10,759,045
		11,576,928
South Korea — 9.2%
Communication Services — 4.1%
Kakao	143,572	4,126,904
NAVER	66,768	9,883,224
NCSoft	8,200	1,396,007
		15,406,135

Consumer Discretionary — 4.7%
Coupang, Cl A*	551,390	13,983,250
Delivery Hero, Cl A*	90,587	3,706,567
		17,689,817

Financials — 0.4%
KakaoBank	100,897	1,616,464
		34,712,416
Taiwan — 0.2%
Consumer Discretionary — 0.2%
momo.com	54,506	609,948

United States — 0.3%
Information Technology — 0.3%
Freshworks, Cl A*	78,889	1,261,435

Total Common Stock
(Cost $336,237,953)		376,795,440

SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(C)(D)	2,860,365	2,860,365

Total Short-Term Investment
(Cost $2,860,365)		2,860,365

Total Investments - 101.1%
(Cost $339,098,318)		$379,655,805

Percentages are based on net assets of $375,611,020.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

November 30, 2024 (Unaudited) (Concluded)

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total value of securities on loan at November 30, 2024 was $2,785,141.
(B)	Security is fair valued.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $2,860,365.
(D)	The rate shown is the 7-day effective yield as of November 30, 2024.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

November 30, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.9%

Argentina — 0.6%
Consumer Discretionary — 0.6%
Despegar.com*	10,144	$181,476

Brazil — 20.5%
Consumer Discretionary — 8.0%
Magazine Luiza*	63,607	94,282
MercadoLibre*	1,149	2,280,960
		2,375,242

Financials — 12.5%
Inter	44,028	202,492
NU Holdings, Cl A*	155,737	1,951,385
Pagseguro Digital, Cl A*	37,118	272,446
StoneCo, Cl A*	47,170	447,172
XP, Cl A	62,634	848,064
		3,721,559
		6,096,801
India — 39.4%
Communication Services — 4.1%
Info Edge India	12,640	1,234,931

Consumer Discretionary — 13.6%
FSN E-Commerce Ventures*	193,223	393,461
Jubilant Foodworks	68,089	519,393
MakeMyTrip*	11,375	1,305,168
Zomato*	554,164	1,834,790
		4,052,812

Energy — 6.3%
Reliance Industries	123,388	1,886,971

Financials — 15.4%
Angel One	6,910	236,921
Bajaj Finance	14,824	1,153,674
Indian Energy Exchange	136,263	284,133
Jio Financial Services*	288,307	1,120,353
One 97 Communications*	52,127	556,303
Description	Shares	Fair Value
India — continued
Financials — continued
PB Fintech*	54,115	$1,212,934
		4,564,318
		11,739,032
Indonesia — 2.3%
Consumer Discretionary — 2.3%
GoTo Gojek Tokopedia, Cl A*	151,636,600	679,470

Japan — 1.0%
Communication Services — 1.0%
Nexon	21,200	290,576

Kazakhstan — 4.1%
Financials — 4.1%
Kaspi.KZ JSC ADR	11,503	1,223,919

Poland — 5.7%
Communication Services — 1.6%
CD Projekt	11,822	486,336

Consumer Discretionary — 4.1%
Allegro.eu*	104,783	741,719
CCC*	9,431	482,183
		1,223,902
		1,710,238

Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)*	7,810	78

Singapore — 15.1%
Communication Services — 9.7%
Sea ADR*	25,444	2,895,527

Industrials — 5.4%
Grab Holdings, Cl A*	324,082	1,620,410
		4,515,937
South Africa — 1.0%
Communication Services — 1.0%
MultiChoice Group*	52,483	311,753

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

November 30, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
South Korea — 8.6%
Communication Services — 4.1%
Kakao	15,750	$452,726
NAVER	4,139	612,669
NCSoft	900	153,220
		1,218,615

Consumer Discretionary — 3.9%
Coupang, Cl A*	29,834	756,590
Delivery Hero, Cl A*	9,938	406,635
		1,163,225

Financials — 0.6%
KakaoBank	11,068	177,320
		2,559,160
United States — 1.6%
Information Technology — 1.6%
Freshworks, Cl A*	30,072	480,851

Total Common Stock
(Cost $23,749,881)		29,789,291

Total Investments - 99.9%
(Cost $23,749,881)		$29,789,291

Percentages are based on net assets of $29,818,870.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

EMQ-QH-001-2000